COMMITMENTS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
COMMITMENTS

31.    COMMITMENTS

31.a)	Take-or-pay contracts

As of December 31, 2023 and 2022, the Company was a party to take-or-pay contracts as shown in the following table:

	Payments in the period
Type of service	2022	2023	2024	2025	2026	After 2026	Total

Transportation of iron ore, coal, coke, steel products, cement and mining products.	1,568,658	2,068,319	1,978,202	2,006,831	1,606,684	2,064,282	7,655,999
Supply of power, natural gas, oxygen, nitrogen, argon and iron ore pellets.	2,191,442	583,152	594,244	507,377	410,711	677,094	2,189,426
Processing of slag generated during pig iron and steel production.	84,140	22,981	22,879				22,879
Oil Storage and Handling	2,567	2,754	766				766
Labor and consultancy services	33,300	31,391	24,207	24,207	24,207	96,826	169,447
	3,880,107	2,708,597	2,620,298	2,538,415	2,041,602	2,838,202	10,038,517

31.b)	Projects and other commitments

• Transnordestina project

The Transnordestina project which corresponds to rail network II of the Northeast Railway System, includes building 1,753 km of new, next-generation, wide-gauge tracks. The project posts an evolution of 48% progress which was expected to completion for 2017.

After extensive negotiations involving ANTT, TCU and the then Ministry of Infrastructure, on December 23, 2022, the first amendment to the Concession Agreement was signed, which redefined the scope and deadlines for completion of the TLSA sections, notably to provide for the return of the section Salgueiro-Porto de Suape (SPS), which results in a project with the current 1,206 km of rail network and completion deadline up to December 2029. This act also ended the discussion of the administrative procedure for expiry recommendation, which was being processed by the National Ground Transportation Agency (“ANTT”).

The Company expects that the investments will allow Transnordestina Logística S.A. (“TLSA”), the concessionaire that owns the Transnordestina Project, to transport various products, such as soybeans, corn, iron ore, limestone, cotton, sugar cane, fertilizers, oil and fuels. The concession period ends in 2057 and may be terminated before that period if the concessionaire reaches the minimum return agreed with the Government. TLSA has obtained the environmental authorizations required and implementation is advanced, “Phase I” has been concluded in the stretch from the state of Piauí to the city of São Miguel do Fidalgo and the superstructure and infrastructure works in the stretch from the state of Ceará are in progress.

• FTL – Ferrovia Transnordestina Logística S.A. (Operational network)

In relation to Malha I, operated by FTL - Ferrovia Transnordestina Logística S.A. (“FTL”), in July 2022, the Company filed the request for an Early Extension of the concession contract for additional 30 years, which is based on compliance with legal requirements and the goals established by ANTT regarding production volume and safety. Thus, despite the existence of an administrative procedure by ANTT which, in 2013, resulted in the recommendation of expiry of the concession contract, there was a decision issued on 12/13/2022 by the Court of Auditors - TCU, Judgment 2769/2022, which determined that ANTT and Ministry of Infrastructure (at the time), subject to their respective competences, adopt measures with a view to the definitive solution of the Concession Contract for the network granted to FTL. In September/2023, based on the final report of the working group, the Ministry of Transport issued LETTER No. 448/2023/SE to ANTT informing the closure of the expiry recommendation made in Deliberation/ANTT No. 947/2019, of October 22, 2019. Therefore, in view of the positive environment of negotiations for the concession contract, as well as the growth of FTL, with the achievement of production records and ebitda, the company considers the Early Extension of the concession contract probable in order to definitively resolve the aforementioned contractual issues.